Share Capital	9 Months Ended
Sep. 30, 2022
Partners' Capital Notes [Abstract]
SHARE CAPITAL

Note 8:- Share Capital

As part of the recapitalization, in connection with the closing of the merger with ITAC, the Company’s board of directors and shareholders approved a recapitalization, effective October 7, 2021, pursuant to which (i) all warrants (other than certain outstanding warrants) were exercised, (ii) all outstanding preferred shares, including preferred shares issued upon exercise of warrants, were converted into ordinary shares and (iii) the ordinary shares that were outstanding after the exercise and conversion pursuant to clauses (i) and (ii) became and were converted into a total of 48,268,611 ordinary shares. The recapitalization resulted in a 46.25783-for-one stock split and a change in the par value of the ordinary shares from NIS 0.01 per share to NIS 0.000216 per share. As a result, all ordinary shares, preferred shares, options to purchase ordinary shares, warrants to purchase preferred shares, exercise price and net loss per share amounts in these financial statements were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect at the beginning of the period covered by these consolidated financial statements.